Expense Example - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - Fidelity Series Investment Grade Securitized Fund - Fidelity Series Investment Grade Securitized Fund
Oct. 30, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9